Equity - Preferred Units (Details) $ / shares in Units, $ in Thousands									3 Months Ended				6 Months Ended		12 Months Ended			51 Months Ended	57 Months Ended
	Jan. 01, 2025 $ / shares	Oct. 03, 2023 $ / shares shares	Jul. 10, 2023 $ / shares shares	Jun. 08, 2023 shares	Jun. 07, 2023 shares	Jun. 06, 2023 USD ($) $ / shares shares	Dec. 01, 2021 USD ($)	Jul. 15, 2020 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Oct. 04, 2023 $ / shares	Oct. 02, 2023 $ / shares	Jan. 30, 2023 shares	Dec. 07, 2021 USD ($)	Nov. 29, 2021 USD ($)	Nov. 23, 2021 USD ($)	Jun. 30, 2021	May 31, 2019 USD ($)
Class of Stock [Line Items]
Deemed dividend for accrual of preferred stock return											$ (9,621)			$ (18,771)	$ 37,100	$ 2,200
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity																32,002
Preferred units redeemed for cash																14,800
Potential exchange price (in usd per share) | $ / shares									$ 10.5				$ 10.5		$ 10			$ 10	$ 10.5
Convertible units, automatic exchange, number of trading days								20 days
Convertible units, automatic exchange, unit price (in dollars per share) | $ / shares								$ 12.75
Preferred stock, shares authorized (in shares) | shares									250,000,000				250,000,000		250,000,000			250,000,000	250,000,000
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.001				$ 0.001		$ 0.001			$ 0.001	$ 0.001
Valuation (in dollars per share) | $ / shares						$ 10
Number of days preceding exchange date													20 days
Compensation expense									$ 8,503		$ 2,737	$ 2,828	$ 35,504	6,244	$ 10,085	23,153	$ 107,808
Conversion of BCG Common Class A Units
Class of Stock [Line Items]
Additional value										$ 15,000
Compensation expense										$ 15,000			$ 15,000
Minimum
Class of Stock [Line Items]
Potential exchange price (in usd per share) | $ / shares									$ 10.5				$ 10.5						$ 10.5
Preferred Series B Subclass 2
Class of Stock [Line Items]
Preferred units issued, value																							$ 352,600
Preferred Series B Subclass 2 | GWG Holdings
Class of Stock [Line Items]
Aggregate capital accounts, issued																								$ 319,000
Preferred Series B Subclass 2 | Minimum
Class of Stock [Line Items]
Percentage of initial public listing price															80			80
Preferred Series B Subclass 2 | Maximum
Class of Stock [Line Items]
Percentage of initial public listing price															85			85
Preferred Series A Subclass 1
Class of Stock [Line Items]
Deemed dividend for accrual of preferred stock return													$ 6,900	$ 18,800
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity																$ 12,500
Weighted average preferred return rate									0.00%		1.32%	3.92%	0.46%	1.72%	1.38%	2.33%	1.84%
Deemed dividend									$ 106,100				$ 106,100		$ 96,500			$ 96,500	$ 106,100
Limit on indebtedness, capital percent of NAV threshold									55.00%				55.00%		55.00%			55.00%	55.00%
Limit on indebtedness, debt percent of NAV threshold									40.00%				40.00%		40.00%			40.00%	40.00%
Aggregate capital accounts, converted						$ 193,900																		$ 319,000
Preferred Series A Subclass 1 | Forecast
Class of Stock [Line Items]
Annual conversion limit	20.00%
Maximum conversion price (in dollars per share) | $ / shares	$ 18
Number of days preceding exchange date	30 days
Minimum conversion price (in dollars per share) | $ / shares	$ 10.5
Preferred Series A Subclass 1 | BCH
Class of Stock [Line Items]
Income allocation, percentage allocated to preferred stock																										50.00%
Income allocation, annualized return required																										1.00%
Preferred Series A Subclass 0
Class of Stock [Line Items]
Aggregate capital accounts, issued							$ 251,700
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity																$ 1,700
Quarterly guaranteed payment, annual basis									6.00%				6.00%		6.00%			6.00%	6.00%
Quarterly guaranteed payment, fiscal quarter basis									1.50%				1.50%		1.50%			1.50%	1.50%
Guaranteed payment accrual									$ 29,100			$ 3,800	$ 29,100		$ 20,900			$ 20,900	$ 29,100
Percentage redeemable									12.50%				12.50%		12.50%			12.50%	12.50%
Maximum percentage redeemable									50.00%				50.00%		50.00%			50.00%	50.00%
Convertible shares of preferred stock, percentage redeemable									12.50%				12.50%		12.50%			12.50%	12.50%
Class A and S Units | BCH
Class of Stock [Line Items]
Income allocation, percentage allocated to preferred stock																										50.00%
Preferred Series C Subclass 1
Class of Stock [Line Items]
Aggregate capital accounts, issued																	$ 75,000
Preferred units issued, value																											$ 75,000
Weighted average preferred return rate												3.92%			1.38%	2.33%	0.75%
Preferred return prior to initial public offering, numerator, basis spread over CPI															0.50%
Preferred return after initial public offering, numerator, basis spread over CPI															0.75%
Preferred return, denominator, basis spread over effective income tax rate															1.00%
Price per unit (in dollars per share) | $ / shares			$ 4.66
Units converted (in shares) | shares			44,040,761
Trading days			20 days
Class S Ordinary
Class of Stock [Line Items]
Preferred stock, shares issued (in shares) | shares												5,800,000
Preferred stock, shares outstanding (in shares) | shares															5,800,000			5,800,000
Common stock exchange ratio									1				1		1			1	1
Conversion of stock (in shares) | shares				404,542
Units converted (in shares) | shares						16,708,817
Class S Preferred
Class of Stock [Line Items]
Preferred stock exchange ratio									1.2				1.2		1.2			1.2	1.2
Preferred return earned																		$ 200	$ 200
Preferred Series C
Class of Stock [Line Items]
Convertible units, automatic exchange, minimum required capital account if all units not converted								$ 10,000
Preferred Series C Subclass 0
Class of Stock [Line Items]
Preferred units redeemed for cash							$ 14,800
Preferred return prior to initial public offering, numerator, basis spread over CPI															0.50%
Preferred return after initial public offering, numerator, basis spread over CPI															0.75%
Preferred return, denominator, basis spread over effective income tax rate															1.00%
Preferred return, multiplier percentage															80.00%
Aggregate capital accounts, converted																									$ 14,800
Series A preferred stock
Class of Stock [Line Items]
Preferred stock, shares issued (in shares) | shares				2,796,864	2,796,864				0				0		0			0	0
Preferred stock, shares outstanding (in shares) | shares				2,796,864					0				0						0			0
Preferred stock, shares authorized (in shares) | shares									50,000,000				50,000,000						50,000,000
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.001				$ 0.001						$ 0.001
Units converted (in shares) | shares					1
Preferred Series B-1
Class of Stock [Line Items]
Preferred stock, shares issued (in shares) | shares									3,768,995				3,768,995		0			0	3,768,995
Preferred stock, shares outstanding (in shares) | shares									3,768,995				3,768,995		0			0	3,768,995
Liquidation preference (in dollars per share) | $ / shares									$ 10				$ 10						$ 10
Preferred stock, par value (in dollars per share) | $ / shares									0.001				0.001		$ 0.001			$ 0.001	0.001
Conversion price (in dollars per share) | $ / shares									5.46				5.46						5.46
Preferred Series B-1 | Subsequent Event
Class of Stock [Line Items]
Price per unit (in dollars per share) | $ / shares		$ 2.73
Conversion of stock (in shares) | shares		3,768,995
Common Class A
Class of Stock [Line Items]
Price per unit (in dollars per share) | $ / shares									2.59				2.59						2.59
Valuation (in dollars per share) | $ / shares									$ 10				$ 10						$ 10
Annual conversion limit									9.99%				9.99%						9.99%
Units converted (in shares) | shares						1,396,457
Common Class A | Subsequent Event
Class of Stock [Line Items]
Price per unit (in dollars per share) | $ / shares																				$ 1.27	$ 2.39
Conversion of stock (in shares) | shares		13,805,841
Units converted (in shares) | shares						1.25
Common Class B
Class of Stock [Line Items]
Units converted (in shares) | shares						15,312,360
Common Class B | Subsequent Event
Class of Stock [Line Items]
Units converted (in shares) | shares						1.25
Common Class A and B
Class of Stock [Line Items]
Common stock exchange ratio									1				1						1
Preferred Stock
Class of Stock [Line Items]
Preferred units redeemed for cash															$ 4,600	$ 0
Preferred Stock | GWG Holdings
Class of Stock [Line Items]
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity																46,200
Preferred Stock | Preferred Series B Subclass 2
Class of Stock [Line Items]
Deemed dividend for accrual of preferred stock return												$ 8,400			$ 37,100	$ 2,200